SCHEDULE OF WARRANTS ACTIVITY (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of Stock Options Outstanding, beginning balance	18,702,500	19,515,787
Weighted-Average Exercise Price, Outstanding, beginning balance	$ 0.20	$ 0.60
Number of Stock Options, Issued	34,611,924	17,215,000
Weighted-Average Exercise Price, Issued		$ 0.20
Number of Stock Options Outstanding, ending balance	53,314,424	18,702,500
Weighted-Average Exercise Price, Outstanding, ending balance	$ 0.20	$ 0.20
Number of Stock Options, Expired or cancelled		(18,028,287)
Weighted-Average Exercise Price, Expired or cancelled		$ 0.63
Minimum [Member]
Weighted-Average Exercise Price, Issued	0.13
Maximum [Member]
Weighted-Average Exercise Price, Issued	$ 0.20